OTHER LONG-TERM LIABILITIES - Weighted Average Assumptions Used to Calculate Share-Based Compensation Liability (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) year	Dec. 31, 2016 CAD ($) year	Dec. 31, 2015 CAD ($) year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	$ 11.82	$ 11.41	$ 3.06
Share price	$ 44.92	$ 42.79	$ 30.22
Expected volatility	27.10%	30.70%	28.60%
Expected dividend yield	2.50%	2.30%	3.00%
Risk free interest rate	1.80%	0.90%	0.60%
Expected forfeiture rate	5.00%	5.00%	4.80%
Expected stock option life | year	4.5	4.6	4.5
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Intrinsic value of vested stock options	$ 195,000,000	$ 191,000,000	$ 10,000,000